ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Ownership Percentage	49.00%
Other Liabilities, Current	$ 547,646	$ 593,928
KPL [Member]
Equity Method Investment, Ownership Percentage	90.00%
DFLO [Member]
Equity Method Investment, Ownership Percentage	82.00%
TPL [Member]
Equity Method Investment, Ownership Percentage	88.00%
CPL [Member]
Equity Method Investment, Ownership Percentage	90.00%
C&S [Member]
Equity Method Investment, Ownership Percentage	100.00%
DLOG [Member]
Equity Method Investment, Ownership Percentage	88.00%